Common and Preferred Shares Common Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 21, 2016	Sep. 23, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Dividends Paid [Line Items]
Common Stock, Shares, Issued		3,680,000	63,195,182	58,952,404
Net proceeds from issuance of common shares		$ 184,200	$ 190,158	$ 264,158	$ 220,785
Common Stock [Member]
Cash Dividends Paid [Line Items]
Common stock declared dividends per share			$ 3.63	$ 3.42
Total Cash Distribution Per Share [Member] | Common Stock [Member]
Cash Dividends Paid [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			3.6125	3.3983
Taxable Ordinary Income [Member] | Common Stock [Member]
Cash Dividends Paid [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			3.0674	3.0364
Return of Capital [Member] | Common Stock [Member]
Cash Dividends Paid [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			$ 0.5451	$ 0.3619
direct share purchase plan [Member]
Cash Dividends Paid [Line Items]
Common Stock, Shares, Issued			3,530,058	1,563,709
Net proceeds from issuance of common shares			$ 190,300	$ 79,500
Subsequent Event [Member]
Cash Dividends Paid [Line Items]
Common Stock, Shares, Issued	2,250,000
Net proceeds from issuance of common shares	$ 125,000